Stock-Based Compensation - Assumptions Used for Determining Fair Value of Stock Options Under Black-Scholes Pricing Model (Detail) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock and exercise prices	$ 2.75	$ 2.75	$ 20.817	$ 23.25
Discount rate-bond equivalent yield	2.73%	2.73%	1.79%	0.99%
Expected life (in years)	5 years	5 years	5 years 1 month 13 days	5 years 1 month 17 days
Expected volatility	100.00%	100.00%	70.00%	80.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock and exercise prices	$ 6.00	$ 6.00	$ 63.90	$ 120.60
Discount rate-bond equivalent yield	2.97%	2.97%	2.27%	2.11%
Expected life (in years)	5 years 11 months 15 days	5 years 11 months 15 days	6 years 1 month 2 days	6 years 29 days
Expected volatility	120.00%	120.00%	90.00%	90.00%